April 5, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re: The Managers Funds
File Nos. 002-84012; 811-03752

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), The Managers Funds (the “Trust”) hereby certifies that:

(1)     the forms of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act with respect to Managers Money Market Fund, a series of the Trust (the “Fund”), would not have differed from those contained in Post-Effective Amendment No. 63 to the Trust’s Registration Statement on Form N-1A, constituting the most recent amendment to the Trust’s Registration Statement on Form N-1A with respect to the Fund; and

(2)     the text of Post-Effective Amendment No. 63 to the Trust’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 30, 2005, with an effective date of April 1, 2005.

Very truly yours,

The Managers Funds

By: /s/ Donald S. Rumery Donald S. Rumery Treasurer

cc: Jonathan H. Dinwoodey, Esq.
          Goodwin Procter LLP